Note 8 - Other Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes Tables
Other Liabilities [Table Text Block]
	March 31, 2016	December 31, 2015
Current
Deferred rent	$60,039	$63,012

Long-Term
Deferred rent	$682,228	$1,227,414
Deferred taxes	363,774	363,774
Total	$1,046,002	$1,591,188

Other liabilities consist of the following:	As of December 31,
	2015	2014
Current
Deferred rent	$63,012	$46,058
Deferred acquisition payments	-	11,184
Total	$63,012	$57,242

Long-Term
Deferred rent	$1,227,414	$1,373,163
Deferred acquisition payments	-	341
Deferred taxes	363,774	401,337
Total	$1,591,188	$1,774,841